Components of Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Current:
Domestic	¥ 92,814	¥ 37,101	¥ 22,103
Foreign	42,919	10,754	32,714
Total current tax expense	135,733	47,855	54,817
Deferred:
Domestic	94,911	(40,021)	(36,777)
Foreign	(4,536)	(3,810)	(4,162)
Total deferred tax expense	90,375	(43,831)	(40,939)
Income tax expense (benefit)	¥ 226,108	¥ 4,024	¥ 13,878